Reinsurance: Effects of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Effects of Reinsurance

	2016	2015	2014
Face amount of policies in force	$ 95,577	$ 110,827	$ 123,223

Premiums:
Direct - written	$ 2,168	$ 2,384	$ 2,613
Direct - change in unearned	1	-	-
Direct - earned	2,169	2,384	2,613

Ceded to affiliate - written	(2,172)	(3,559)	(2,482)
Ceded to affiliate - change in unearned	(18)	-	(4)
Ceded to affiliate - earned	(2,190)	(3,559)	(2,486)

Premiums - written, net	(4)	(1,175)	131
Premiums - change in unearned, net	(17)	-	(4)
Premiums, net	$ (21)	$ (1,175)	$ 127

Contract charges:
Direct	$ 1,303	$ 742	$ 472
Ceded to affiliate	(1,303)	(724)	(448)
Contract charges, net	$ -	$ 18	$ 24

Claims, benefits and losses incurred:
Direct	$ 1,761	$ 1,784	$ 1,883
Ceded to affiliate	(1,762)	(2,988)	(1,771)

Claims, benefits and losses, net	$ (1)	$ (1,204)	$ 112

Interest credited to policyholder account balances:
Direct	$ 20,519	$ 9,833	$ 2,457
Ceded to affiliate	(20,519)	(9,829)	(2,449)
Interest credited to policyholder account balances, net	$ -	$ 4	$ 8